Organization and Business Description (Tables)	12 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of combined financial statements reflect the activities of the company

The accompanying consolidated financial statements reflect the activities of the Company and the following entities:

Subsidiary	Date of incorporation	Jurisdiction of Formation	Percentage of Ownership	Principal Activities
Phoenix Asia Holdings Limited (“Phoenix Asia”)	August 9, 2024	Cayman Islands	Parent	Investment holding
Phoenix (BVI) Limited (“Phoenix BVI”)	August 16, 2024	British Virgin Islands	100%	Investment holding
Winfield Engineering (Hong Kong) Limited (“Winfield”)	February 23, 1990	Hong Kong	100%	Provision of foundation works